Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
China Contribution plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 40.6	$ 31.2	$ 19.8
401(k) Savings Plan
Employee Benefit Plans
Maximum percentage of eligible pretax earnings to be deferred by employees of U.S. subsidiary under 401(k) Savings Plan	100.00%